Deposits - Composition of Deposits (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
Non-interest bearing	$ 148,724,257	$ 145,729,932
NOW and money market accounts	323,381,170	268,567,815
Savings deposits	70,534,886	60,253,788
Time deposits, $100,000 or more	116,023,999	121,360,214
Other time deposits	94,740,476	100,182,145
Total deposits	$ 753,404,788	$ 696,093,894